Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Value of Initial Fixed $100 Investment Based on:		Net Loss (in thousands) ($)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)
2022	5,366,111	4,220,082	2,060,847	2,023,734	123	106	(173,995)
2021	5,851,311	4,127,728	2,730,912	1,816,677	132	118	(118,009)
2020	823,093	30,659,674	4,795,542	6,783,748	142	119	(44,355)

Named Executive Officers, Footnote [Text Block]
The Company’s principal executive officer ("PEO") and our NEOs not including our PEO were as follows for the fiscal years ended December 31, 2022, 2021 and 2020:

Year	PEO	Non-PEO NEOs
2022	Sarah Boyce	Michael F. MacLean, W. Michael Flanagan, Ph.D., Teresa McCarthy and Arthur A. Levin, Ph.D.,
2021	Sarah Boyce	Michael F. MacLean, W. Michael Flanagan, Ph.D., Arthur A. Levin, Ph.D., Joseph Baroldi and Jae B. Kim, M.D.
2020	Sarah Boyce	Michael F. MacLean and Jae B. Kim, M.D.

Peer Group Issuers, Footnote [Text Block]	For the relevant fiscal year, represents our cumulative TSR or the cumulative TSR of the Nasdaq Biotechnology Index, in each case assuming an initial investment of $100 as described under the Narrative Disclosure to Pay Versus Performance heading below. We have never declared or paid a dividend on our common stock and do not anticipate doing so in the foreseeable future.
PEO Total Compensation Amount	$ 5,366,111	$ 5,851,311	$ 823,093
PEO Actually Paid Compensation Amount	$ 4,220,082	4,127,728	30,659,674
Adjustment To PEO Compensation, Footnote [Text Block]	In the table immediately above, the columns entitled "Compensation Actually Paid to PEO" and "Average Compensation Actually Paid to non-PEO NEOs" reflect the Total Compensation reported in the 2022 Summary Compensation Table ("SCT") under the "Compensation Tables" section of this proxy statement, as adjusted based on the following:

	SCT Total ($)	Minus SCT Equity Awards ($)	Plus Value of New Unvested Awards as of 12/31 ($)	Plus Annual Change in Value of Prior Year Awards that Remain Unvested ($)	Plus Value of Awards Vested and Granted During Year ($)	Plus Change in Value of Prior Year Awards that Vest During Year ($)	Total CAP ($)
PEO
2022	5,366,111	4,319,275	5,501,741	(734,968)	1,033,412	(2,626,939)	4,220,082
2021	5,851,311	4,847,250	3,772,778	(1,003,678)	1,007,831	(653,264)	4,127,728
2020	823,093	—	—	20,007,867	—	9,828,714	30,659,674
Average Non-PEO NEOs
2022	2,060,847	1,373,911	1,750,043	(232,227)	328,718	(509,736)	2,023,734
2021	2,730,912	1,916,215	1,419,599	(323,656)	255,986	(349,949)	1,816,677
2020	4,795,542	4,436,493	6,424,699	—	—	—	6,783,748

Non-PEO NEO Average Total Compensation Amount	$ 2,060,847	2,730,912	4,795,542
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,023,734	1,816,677	6,783,748
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	In the table immediately above, the columns entitled "Compensation Actually Paid to PEO" and "Average Compensation Actually Paid to non-PEO NEOs" reflect the Total Compensation reported in the 2022 Summary Compensation Table ("SCT") under the "Compensation Tables" section of this proxy statement, as adjusted based on the following:

	SCT Total ($)	Minus SCT Equity Awards ($)	Plus Value of New Unvested Awards as of 12/31 ($)	Plus Annual Change in Value of Prior Year Awards that Remain Unvested ($)	Plus Value of Awards Vested and Granted During Year ($)	Plus Change in Value of Prior Year Awards that Vest During Year ($)	Total CAP ($)
PEO
2022	5,366,111	4,319,275	5,501,741	(734,968)	1,033,412	(2,626,939)	4,220,082
2021	5,851,311	4,847,250	3,772,778	(1,003,678)	1,007,831	(653,264)	4,127,728
2020	823,093	—	—	20,007,867	—	9,828,714	30,659,674
Average Non-PEO NEOs
2022	2,060,847	1,373,911	1,750,043	(232,227)	328,718	(509,736)	2,023,734
2021	2,730,912	1,916,215	1,419,599	(323,656)	255,986	(349,949)	1,816,677
2020	4,795,542	4,436,493	6,424,699	—	—	—	6,783,748

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
TSR amounts reported in the graph assume an initial fixed investment of $100 on June 12, 2020 (the date our common stock commenced trading on the Nasdaq Global Market) and, with respect to our cumulative TSR, based on the opening trading price of $18.00 per share on such date, and that all dividends, if any, were reinvested. We have never declared or paid a dividend on our common stock and do not anticipate doing so in the foreseeable future.

Compensation Actually Paid vs. Net Income [Text Block]	The Company does not use net loss to determine compensation levels or incentive plan payouts, therefore the PEO and non-PEO NEOs CAP does not fluctuate with changes to net loss.
Total Shareholder Return Vs Peer Group [Text Block]
TSR amounts reported in the graph assume an initial fixed investment of $100 on June 12, 2020 (the date our common stock commenced trading on the Nasdaq Global Market) and, with respect to our cumulative TSR, based on the opening trading price of $18.00 per share on such date, and that all dividends, if any, were reinvested. We have never declared or paid a dividend on our common stock and do not anticipate doing so in the foreseeable future.

Total Shareholder Return Amount	$ 123	132	142
Peer Group Total Shareholder Return Amount	106	118	119
Net Income (Loss)	$ (173,995,000)	$ (118,009,000)	$ (44,355,000)
PEO Name	Sarah Boyce	Sarah Boyce	Sarah Boyce
Additional 402(v) Disclosure [Text Block]	Amounts represent compensation actually paid ("CAP") to our PEO and the average compensation actually paid to our non-PEO NEOs for the relevant fiscal year, as determined under SEC rules (and described below).Fair value or change in fair value, as applicable, of stock options in the “Compensation Actually Paid” columns was estimated using a Black-Scholes option pricing model for the purposes of this disclosure in accordance with SEC rules and do not reflect compensation actually earned, realized or received during each applicable year. The calculation of CAP for purposes of this table includes point-in-time fair values of equity awards and these values will fluctuate based on our stock price and various accounting valuation assumptions. See the Summary Compensation Table for certain other compensation of our PEO and our non-PEO NEOs for each applicable fiscal year.
PEO [Member] | Equity Award Value Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,319,275	$ 4,847,250	$ 0
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,501,741	3,772,778	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(734,968)	(1,003,678)	20,007,867
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,033,412	1,007,831	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,626,939)	(653,264)	9,828,714
Non-PEO NEO [Member] | Equity Award Value Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,373,911	1,916,215	4,436,493
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,750,043	1,419,599	6,424,699
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(232,227)	(323,656)	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	328,718	255,986	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (509,736)	$ (349,949)	$ 0